May 13, 1998

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC   20549

Re: The CVO Greater China Fund, Inc.
    Securities Act of 1933 Registration No. 33-83822 and
    Investment Company Act of 1940 File No. 811-8760
    Rule 497(e) Filing

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission, on behalf of The CVO Greater China Fund, Inc. (the "Fund"), and pursuant to the provisions of Rule 497(e) promulgated under the Securities Act of 1933, as amended. We are filing via EDGAR Supplements to the Prospectus and Statement of Additional Information, such documents are dated May 13, 1998, which reflect the transition of services from BISYS Fund Services to PFPC Inc.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned at (614) 470-8305.


Sincerely,


/s/Matthew Constancio
Matthew Constancio
Manager, Client Legal Services
BISYS Fund Services


cc:  Mr. Peter O'Rourke, Esq.     Kramer, Levin, Naftalis & Frankel
     Mr. Stephen B. Wells, Esq.  OFFITBANK





                        CVO GREATER CHINA FUND, INC.
                              (the "Fund")


                     Supplement dated May 13, 1998 to the
                      Prospectus dated February 27, 1998


Certain of the existing service arrangements with respect to the Fund will change as described below:



Change in Administrator and Fund Accounting Agent

Effective on or about June 1, 1998, PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as administrator and fund accounting agent to the Fund pursuant to the terms of an Administration and Fund Accounting Services Agreement.

The services provided by PFPC as administrator and fund accounting agent include regulatory compliance, assistance in the preparation and filing of post-effective amendments to the Fund's registration statement with the Securities and Exchange Commission (the "SEC"), preparation of annual, semi-annual and other reports to shareholders and the SEC, filing of federal and state income tax returns, preparation of financial and management reports, preparation of board meeting materials, preparation and filing of blue sky registrations and monitoring compliance with the amounts and
conditions of each state's qualification.   For the administrative and
fund accounting services PFPC provides to the Fund, PFPC is paid an annual fee calculated daily and paid monthly which will not exceed .125% of average daily net assets.



Change in Transfer and Dividend Disbursing Agent

Effective May 25, 1998, PFPC, with principal offices located at 400 Bellevue Parkway, Wilmington, DE 19809, serves as the transfer and dividend disbursing agent of the Fund.



Change in Shareholder Servicing Agent

Effective May 25, 1998, PFPC serves as the Fund's shareholder servicing agent.



Change in Distributor

Effective June 1, 1998, OFFIT Funds Distributor, Inc. (the "Distributor") is a wholly-owned subsidiary of Provident Distributors, Inc. and the Distributor's principal offices are located at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428.



Address Changes

Effective May 25, 1998:

a.  The address of the Fund is 400 Bellevue Parkway, Suite 108,
    Wilmington, DE 19809.

b. Initial purchases of Class I and Class II Shares of the Fund may be made by sending a completed Account Application, along with a check made payable to CVO Greater China Fund, Inc., to the Fund at: CVO Greater China Fund, Inc., c/o PFPC Inc., P.O. Box 8701, Wilmington, DE 19899. Subsequent purchases of Class I and Class II Shares may also be made by mailing a check made payable to the Fund to this address.

c. The address to which a person may write to the Fund to: (i) transfer the registration of Class I or Class II Shares; or (ii) submit redemption requests for Class I or Class II Shares in "good order" is:


    The CVO Greater China Fund, Inc.
    c/o PFPC Inc.
    P.O. Box 8701
    Wilmington, DE 19899





                         CVO GREATER CHINA FUND, INC.
                                (the "Fund")

                    Supplement dated May 13, 1998 to the
           Statement of Additional Information dated February 27, 1998


Certain of the existing service arrangements with respect to the Fund will change as described below:



Change in Administrator and Fund Accounting Agent

Effective on or about June 1, 1998, PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as administrator and fund accounting agent to the Fund pursuant to the terms of an Administration and Fund Accounting Services Agreement.

The services provided by PFPC as administrator and fund accounting agent include regulatory compliance, assistance in the preparation and filing of post-effective amendments to the Fund's registration statement with the Securities and Exchange Commission (the "SEC"), preparation of annual, semi-annual and other reports to shareholders and the SEC, filing of federal and state income tax returns, preparation of financial and management reports, preparation of board meeting materials, preparation and filing of blue sky registrations and monitoring compliance with the
amounts and conditions of each state's qualification.   For the
administrative and fund accounting services PFPC provides to the Fund, PFPC is paid an annual fee calculated daily and paid monthly which will not exceed .125% of average daily net assets.



Change in Transfer and Dividend Disbursing Agent

Effective May 25, 1998, PFPC, with principal offices located at 400 Bellevue Parkway, Wilmington, DE 19809, serves as the transfer and dividend disbursing agent of the Fund.



Change in Shareholder Servicing Agent

Effective May 25, 1998, PFPC serves as the Fund's shareholder servicing agent.



Change in Distributor

Effective June 1, 1998, OFFIT Funds Distributor, Inc. (the "Distributor") is a wholly-owned subsidiary of Provident Distributors, Inc. and the Distributor's principal offices are located at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428.




Address Change

Effective May 25, 1998, the address of the Fund is 400 Bellevue Parkway, Wilmington, DE 19809.